Notes to the Consolidated Statement of Cash Flows - Summary of Changes in Liabilities Arising From Financing Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	¥ 223,435	¥ 198,941	¥ 224,135
Changes from financing cash flows	134,441	21,226	(31,233)
Foreign exchange movement	(870)	(806)	137
Changes arising from losing control of consolidated structured entities	(368)	(751)	(501)
New leases	1,086	1,156	2,239
Interest expense	5,598	3,747	4,255
Others	207	(78)	(91)
Liabilities arising from financing activities,ending balance	363,529	223,435	198,941
Interest-bearing loans and borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	19,556	20,045	20,150
Changes from financing cash flows		317	(242)
Foreign exchange movement	(870)	(806)	137
Liabilities arising from financing activities,ending balance	18,686	19,556	20,045
Bonds payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	34,992	34,990
Changes from financing cash flows			34,988
Interest expense	2	2	2
Liabilities arising from financing activities,ending balance	34,994	34,992	34,990
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	2,664	3,091	2,185
Changes from financing cash flows	(1,517)	(1,618)	(1,348)
New leases	1,086	1,156	2,239
Interest expense	96	113	106
Others	(147)	(78)	(91)
Liabilities arising from financing activities,ending balance	2,182	2,664	3,091
Securities sold under agreements to repurchase [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	122,249	118,088	192,141
Changes from financing cash flows	117,211	4,912	(73,552)
Changes arising from losing control of consolidated structured entities	(368)	(751)	(501)
Others	354
Liabilities arising from financing activities,ending balance	239,446	122,249	118,088
Other liability-payable to the third-party holders of consolidated structured entities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	42,654	21,400	9,407
Changes from financing cash flows	25,208	21,254	11,993
Liabilities arising from financing activities,ending balance	67,862	42,654	21,400
Other liability-interest payable related to financing activities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	1,320	1,327	252
Changes from financing cash flows	(6,461)	(3,639)	(3,072)
Interest expense	5,500	3,632	4,147
Liabilities arising from financing activities,ending balance	¥ 359	¥ 1,320	¥ 1,327